Summary of Income Taxes (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
DisclosureTaxesLineItems [Line Items]
Current assets taxes	$ 142	$ 163
Current liabilities taxes	1,922	733
Current tax liabilities noncurrent	310	300
Country of domicile [member]
DisclosureTaxesLineItems [Line Items]
Current assets taxes	140	133
Current liabilities taxes	1,630	725
Current tax liabilities noncurrent	310	300
Foreign countries [member]
DisclosureTaxesLineItems [Line Items]
Current assets taxes	2	30
Current liabilities taxes	292	8
Income taxes [member] | Country of domicile [member]
DisclosureTaxesLineItems [Line Items]
Current assets taxes	140	133
Current liabilities taxes	1,583	682
Tax settlement programs p r t [member] | Country of domicile [member]
DisclosureTaxesLineItems [Line Items]
Current liabilities taxes	47	43
Current tax liabilities noncurrent	$ 310	$ 300